Fair Value Measurements - Level 3 fair value measurements inputs (Details) - Level 3	Sep. 30, 2023 Y $ / shares	Dec. 31, 2022 item	Dec. 31, 2022 Y	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2021 item Y
Share Price
Fair Value Measurements
Fair value measurements inputs	11.05	0.1027		10.30		0.0985
Exercise Price
Fair Value Measurements
Fair value measurements inputs	11.50	0.1150		11.50		0.1150
Redemption Trigger Price
Fair Value Measurements
Fair value measurements inputs	18.00	0.1800		18.00		0.1800
Term (years)
Fair Value Measurements
Fair value measurements inputs	5.31		5.05			5.55
Probability of Acquisition
Fair Value Measurements
Fair value measurements inputs	0.0150	0.0400			0.0400	0.8500
Volatility
Fair Value Measurements
Fair value measurements inputs	0.0000	0.0000			0.0000	0.1020
Risk Free Rate
Fair Value Measurements
Fair value measurements inputs	0.0450	0.0391			0.0391	0.0130
Dividend Yield
Fair Value Measurements
Fair value measurements inputs	0.0000	0.0000			0.0000	0.0000